PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4696

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated October 19, 2020

to the

THORNBURG FUNDS PROSPECTUS (THE “FEBRUARY 1 PROSPECTUS”)

applicable to Class A, C, D and I shares

dated February 1, 2020, as supplemented September 30, 2020

Changes Relating to Thornburg Long/Short Equity Fund

Effective December 18, 2020, Robert McDonald will conclude his service as co-portfolio manager of the Thornburg Long/Short Equity Fund (the “Fund”) and all references to Mr. MacDonald in the February 1 Prospectus are deleted as of that date.

Bimal Shah continues to serve as a portfolio manager of the Fund. Accordingly, effective December 18, 2020, the disclosure under the sub-caption “Portfolio Managers” appearing under the caption “Management” on page 65 of the February 1 Prospectus is hereby deleted and replaced with the following disclosure:

Portfolio Manager:

Bimal Shah, a managing director of Thornburg, has been a portfolio manager of the Fund since 2019.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4697

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated October 19, 2020

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “FEBRUARY 1 SAI”)

applicable to Class A, C, D and I shares

dated February 1, 2020, as supplemented September 30, 2020

Changes Relating to Thornburg Long/Short Equity Fund

Effective December 18, 2020, Robert McDonald will conclude his service as co-portfolio manager of the Thornburg Long/Short Equity Fund and all references to Mr. MacDonald in the February 1 SAI are deleted as of that date.